GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 19, 2023	May 12, 2023
IPO | Class A ordinary shares
GENERAL
Issuance of ordinary shares in connection (in shares)	1,754,385
Share price	$ 35.00
Proceeds from initial public offering	$ 50,299
Revela Inc
GENERAL
Acquire shares of Revela Inc		100.00%